Contract Assets, Net - Schedule of Allowance for Expected Credit Losses (Details)	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Schedule of Allowance for Expected Credit Losses [Abstract]
Beginning balance	$ 1,533,832	$ 197,153
Addition	812,433	104,427	1,533,832
Ending balance	$ 2,346,265	$ 301,580	$ 1,533,832